Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consist of the following:
	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Finished goods	—	867,560
Total	—	867,560